Pensions and Other Post-Employment Benefits - Summary of Defined Benefit and OPEB Plan Obligation and Funded Status (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined Benefit Obligation, Beginning of Year	$ (40)
Current Service Costs	(13)	$ (14)	$ (14)
Interest Income (Costs)	(3)	(3)	(4)
Past Service Costs – Curtailments	2	6
Re-measurements:
(Gains) Losses from Experience Adjustments		1
(Gains) Losses from Changes in Financial Assumptions		2	(7)
Defined Benefit Obligation, End of Year	(54)	(40)
Return on Plan Assets (Excluding Interest Income)	(7)	9	3
Pension Benefits [Member] | Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined Benefit Obligation, Beginning of Year	181	173
Current Service Costs	13	14
Interest Income (Costs)	6	7
Benefits Paid	(33)	(8)
Plan Participant Contributions	2	2
Past Service Costs – Curtailments	(2)	(6)
Re-measurements:
(Gains) Losses from Experience Adjustments		1
(Gains) Losses from Changes in Financial Assumptions		(2)
Defined Benefit Obligation, End of Year	167	181	173
Pension Benefits [Member] | Plan assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Fair Value of Plan Assets, Beginning of Year	141	125
Interest Income (Costs)	4	4
Benefits Paid	(33)	(8)
Employer Contributions	6	9
Plan Participant Contributions	2	2
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(7)	9
Fair Value of Plan Assets, End of Year	113	141	125
OPEB [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined Benefit Obligation, Beginning of Year	(22)
Current Service Costs	(1)	(2)	3
Interest Income (Costs)	(1)	(1)	(1)
Past Service Costs – Curtailments		1
Re-measurements:
(Gains) Losses from Changes in Demographic Assumptions		(1)
(Gains) Losses from Changes in Financial Assumptions	1	1
Defined Benefit Obligation, End of Year	(21)	(22)
OPEB [Member] | Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Defined Benefit Obligation, Beginning of Year	22	23	22
Current Service Costs	1	2
Interest Income (Costs)	1	1
Benefits Paid	(2)	(1)
Past Service Costs – Curtailments		(1)
Re-measurements:
(Gains) Losses from Changes in Demographic Assumptions		(1)
(Gains) Losses from Changes in Financial Assumptions	(1)	(1)
Defined Benefit Obligation, End of Year	$ 21	$ 22	$ 23